Leases (Detail) - Schedule of future minimum rental payments for operating leases (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
2013	$ 499.3
2014	468.7
2015	402.8
2016	357.4
2017	314.1
Thereafter	3,146.9
Total	$ 5,189.2